Acquisitions (Details) - Schedule of identifiable assets and liabilities - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jan. 06, 2014	Dec. 31, 2013
Intangible assets:
Goodwill (1)	$ 990,000	$ 990,000
Apollo Business [Member]
Acquisitions (Details) - Schedule of identifiable assets and liabilities [Line Items]
Inventory			$ 606,000
Property and equipment			118,000
Intangible assets:
Goodwill (1)			990,000
Total assets			3,574,000
Liabilities – accrued vacation			(64,000)
Total purchase price			3,510,000
Customer Lists And Trademarks [Member] | Apollo Business [Member]
Intangible assets:
Intangible Assets Excluding Goodwill			1,500,000
Technology-Based Intangible Assets [Member] | Apollo Business [Member]
Intangible assets:
Intangible Assets Excluding Goodwill			$ 360,000